As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22790

DoubleLine Equity Funds

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Equity LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

DoubleLine Equities Growth Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.8%
Aerospace & Defense - 1.5%
2,331	Astronics Corporation*	94,895
349	Astronics Corporation - Class B*	14,187

		109,082

Banks - 5.2%
4,893	BankUnited, Inc.	176,442
3,242	First Republic Bank	214,166

		390,608

Biotechnology - 10.4%
566	Biogen Idec, Inc.*	173,394
1,574	BioMarin Pharmaceutical, Inc.*	164,892
4,560	Calithera Biosciences, Inc.*	34,929
2,192	Celgene Corporation*	262,514
1,104	Incyte Corporation Ltd.*	119,729
451	Kite Pharma, Inc.*	27,791

		783,249

Capital Markets - 3.2%
10,734	Virtu Financial, Inc.	243,018

Diversified Financial Services - 3.7%
15,817	Leucadia National Corporation	275,058

Electrical Equipment - 3.7%
5,128	AMETEK, Inc.	274,810

Electronic Equipment, Instruments & Components - 1.0%
7,198	Reald, Inc.*	75,939

Food & Staples Retailing - 2.0%
8,987	Chefs’ Warehouse, Inc.*	149,903

Health Care Equipment & Supplies - 4.3%
3,408	IDEXX Laboratories, Inc.*	248,511
3,058	LDR Holding Corporation*	76,787

		325,298

Health Care Technology - 1.0%
484	athenahealth, Inc.*	77,910

Internet & Catalog Retail - 4.6%
506	Amazon.com, Inc.*	342,000

Internet Software & Services - 8.0%
741	CoStar Group, Inc.*	153,157
2,839	Facebook, Inc.*	297,130
6,909	Hortonworks, Inc.*	151,307

		601,594

IT Services - 3.5%
955	Alliance Data Systems Corporation*	264,124

Life Sciences Tools & Services - 3.6%
1,391	Illumina, Inc.*	266,996

Multi-Utilities - 3.1%
4,434	PG&E Corporation	235,844

Oil, Gas & Consumable Fuels - 4.8%
1,320	Pioneer Natural Resources Company	165,502
22,404	Synergy Resources Corporation*	190,882

		356,384

Real Estate Investment Trusts (REITs) - 2.2%
8,850	Community Healthcare Trust, Inc.	163,106

Road & Rail - 5.1%
1,795	Canadian Pacific Railway Ltd. (Canada)	229,042
2,057	Kansas City Southern	153,596

		382,638

Semiconductors & Semiconductor Equipment - 3.5%
13,408	ChipMOS TECHNOLOGIES Ltd. (Bermuda)	265,478

Software - 12.5%
2,682	NetSuite, Inc.*	226,951
2,787	Salesforce.com, Inc.*	218,501
2,672	ServiceNow, Inc.*	231,288
1,255	Splunk, Inc.*	73,806
2,326	Workday, Inc.*	185,336

		935,882

Specialty Retail - 4.6%
2,484	CarMax, Inc.*		134,061
2,422	Tractor Supply Company		207,081

			341,142

Tobacco - 5.3%
10,478	Alliance One International, Inc.*		120,187
4,946	Universal Corporation		277,372

			397,559

Total Common Stocks (Cost $6,943,792)			7,257,622

Short Term Investments - 4.6%
116,001	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16% t	116,001
116,001	Fidelity Institutional Money Market Government Portfolio - Class I	0.12% t	116,001
116,001	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16% t	116,001

Total Short Term Investments (Cost $348,003)			348,003

Total Investments - 101.4% (Cost $7,291,795)			7,605,625
Liabilities in Excess of Other Assets - (1.4)%			(103,225)

NET ASSETS - 100.0%			$7,502,400

	* Non-Income Producing
	t Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments			$7,306,451

Gross Tax Unrealized Appreciation			773,375
Gross Tax Unrealized Depreciation			(474,201)

Net Tax Unrealized Appreciation (Depreciation)			$299,174

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

INVESTMENT BREAKDOWN as a % of Net Assets:

Software	12.5%
Biotechnology	10.4%
Internet Software & Services	8.0%
Tobacco	5.3%
Banks	5.2%
Road & Rail	5.1%
Oil, Gas & Consumable Fuels	4.8%
Short Term Investments	4.6%
Internet & Catalog Retail	4.6%
Specialty Retail	4.6%
Health Care Equipment & Supplies	4.3%
Diversified Financial Services	3.7%
Electrical Equipment	3.7%
Life Sciences Tools & Services	3.6%
Semiconductors & Semiconductor Equipment	3.5%
IT Services	3.5%
Capital Markets	3.2%
Multi-Utilities	3.1%
Real Estate Investment Trusts (REITs)	2.2%
Food & Staples Retailing	2.0%
Aerospace & Defense	1.5%
Health Care Technology	1.0%
Electronic Equipment, Instruments & Components	1.0%
Other Assets and Liabilities	(1.4)%

100.0%

Summary of Fair Value Disclosure

December 31, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20151:

Category

Investments in Securities
Level 1
Common Stock	$ 7,257,622
Money Market Funds	348,003

Total Level 1	7,605,625
Level 2	-

Level 3	-

Total	$ 7,605,625

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Levels 1, 2 or 3 during the period ended December 31, 2015.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Equity Funds

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 24, 2016

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	February 24, 2016